GOODWILL AND OTHER INTANGIBLE ASSETS (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Intangibles assets, net
Intangible assets with indefinite lives	$ 127,345	$ 131,336
Intangible assets with definite lives, net	123,022	137,539
Total intangible assets, net	250,367	268,875
Change in indefinite-lived intangible assets	(4,000)
Resort management contracts
Intangibles assets, net
Intangible assets with indefinite lives	83,429	87,420
Trade names and trademarks
Intangibles assets, net
Intangible assets with indefinite lives	$ 43,916	$ 43,916